Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2021
Marketable Debt Securities
The breakdown, by classification and type, of the balance of “Marketable debt securities” is as follows:

The breakdown, by classification and type, of the balance of “Marketable debt securities” is as follows:

Thousand of reais	2021	2020	2019

Classification:
Financial liabilities at amortized cost	79,036,792	56,875,514	73,702,474
Total	79,036,792	56,875,514	73,702,474

Type:
Real estate credit notes - LCI (1)	21,459,182	18,846,138	21,266,079
Eurobonds	12,952,068	9,399,277	8,715,382
Treasury Bills (2)	25,074,264	12,749,911	27,587,340
Agribusiness credit notes - LCA	16,989,434	14,746,831	14,776,877
Guaranteed Real Estate Credit Notes (3)	2,561,845	1,133,356	1,356,796
Total	79,036,792	56,875,514	73,702,474
(1)	Real estate credit bills are fixed-income securities backed by real estate credits and guaranteed by mortgage or fiduciary sale of real estate. On December 31, 2021, they mature between 2022 and 2028 (2020 - with maturity between 2021 to 2027 2019 - with maturity between 2020 to 2026).
(2)	The main characteristics of the financial bills are a minimum term of two years, a minimum face value of R$50 and early redemption permit of only 5% of the issued amount. As of December 31, 2021, they mature between 2022 and 2031 (2020 – with maturity between 2021 to 2025 and 2019 – with maturity between 2020 to 2025).
(3)	Guaranteed Real Estate Bills are fixed-income securities backed by real estate credits guaranteed by the issuer and by a pool of real estate credits separated from the other assets of the issuer. As of December 31, 2021, they have a maturity period between 2022 and 2035 (12/31/20120- with a maturity period between 2021 and 2023).

Indexers

Indexers

Indexers:	Domestic	Abroad

Treasury Bills	100% to 112% of CDI	-
	100% of IGPM	-
	100% of IPCA	-
	Pre fixed: 3.41% to 16.97%	-
	104.75% of SELIC	-
Real estate credit notes - LCI	86% to 105.8% of CDI	-
	Pre fixed: 3.03% of 13.29%	-
	100% of IPCA	-
	1.5% to 1.7% of IPCA	-
	100% of TR	-
Agribusiness credit notes - LCA	70% to 104% of CDI	-
3.33% to 12.33% da SELIC
Guaranteed Real Estate Credit Notes - LIG	94% to 98% of CDI	-
95% TO 108.5 do IPCA
Eurobonds	-	0.0% to 9%
	-	CDI+6.4%

The breakdown, by currency, of the balance of this account is as follows:

The breakdown, by currency, of the balance of this account is as follows:

Thousand of reais
Currency:	2021	2020	2019

Real	66,084,725	47,490,706	64,987,092
US dollar	12,952,068	9,384,808	8,715,382
Total	79,036,792	56,875,514	73,702,474

	Average interest (%)
Currency:	2021	2020	2019

Real	1.5%	2.5%	5.0%
US dollar	5.7%	5.2%	4.1%
Total	3.5%	3.9%	4.5%

The variations in the balance “Obligations for bonds and securities” were as follows

The variations in the balance “Obligations for bonds and securities” were as follows:

Thousand of reais	2021	2020	2019

Balance at beginning of the year	56,875,514	73,702,474	74,626,232
Issuances	101,784,961	60,047,656	53,017,039
Payments	(97,220,580)	(82,900,914)	(61,914,716)
Interest (Note 32)	4,536,849	2,785,942	5,138,306
Exchange differences and Others(1)	13,060,048	3,240,356	2,835,613
Balance at end of the year	79,036,792	56,875,514	73,702,474
(1)	Exchange variation linked to “Obligations for bonds and securities” are related to Eurobonds.

The breakdown of "Bonds and other securities" is as follows

The breakdown of "Bonds and other securities" is as follows:

	Issuance	Maturity	Currency	Interest rate (p.y)	2021	2020	2019

Eurobonds	2017	2020	BRL	4.4%	-	-	929,042
Eurobonds	2018	2020	USD	Until 3.5%	-	-	37,476
Eurobonds	2018	2020	USD	Over 3.5%	-	-	35,438
Eurobonds	2019	2020	USD	0% to 4.4%	-	-	3,556,724
Eurobonds	2017	2025	USD	4.4%	117,150	14,469	63,181
Eurobonds	2018	2025	USD	0% to 4.4%	771,300		-
Eurobonds	2017	2024	USD	2.4% to 10%	-	853,929	664,996
Eurobonds	2018	2024	USD	6.6% to 6.7%	-	1,625,192	1,260,099
Eurobonds	2018	2025	USD	Until 9%	-	1,720,187	1,427,601
Eurobonds	2019	2025	USD	0% to 4.4%	225,533	-	-
Eurobonds	2019	2026	USD	4.4%	75,716	-	-
Eurobonds	2019	2027	USD	0% to 4.4%	632,831	-	-
Eurobonds	2020	2022	USD	4.4%	306,253	-	-
Eurobonds	2020	2023	USD	0% to 4.4%	455,666	-	-
Eurobonds	2019	2027	USD	CDI+6.4%	-	1,279,506	727,118
Eurobonds	2020	2021	USD	0% to 4%	-	3,252,482	-
Eurobonds	2020	2021	USD	CDI+1.9%	-	170,257	-
Eurobonds	2020	2022	USD	0% to 4%	-	16,923	-
Eurobonds	2020	2022	USD	CDI+1.9%	-	121,926	-
Eurobonds	2020	2025	USD	0% to 8%	46,655	22,888	-
Eurobonds	2020	2023	USD	CDI+1.9%	-	223,435	-
Eurobonds	2020	2024	USD	CDI+1.9%	-	98,082	-
Eurobonds	2021	2022	USD	0% a 4.4%	2,005,534	-	-
Eurobonds	2021	2022	USD	Until 9%	41,749	-	-
Eurobonds	2021	2022	USD	CDI+1.9%	205,624	-	-
Eurobonds	2021	2022	USD	CDI + 2.65%	181,116	-	-
Eurobonds	2021	2023	USD	0% to 4.4%	408,824	-	-
Eurobonds	2021	2023	USD	CDI+1.9%	157,370	-	-
Eurobonds	2021	2023	USD	CDI + 2.65%	5,316	-	-
Eurobonds	2021	2024	USD	0% to 4.4%	246,192	-	-
Eurobonds	2021	2025	USD	0% to 4.4%	593,036	-	-
Eurobonds	2021	2026	USD	0% to 4.4%	3,890,578	-	-
Eurobonds	2021	2026	USD	CDI + 2.65%	210,639	-	-
Eurobonds	2021	2027	USD	0% to 4.4%	101,029	-	-
Eurobonds	2021	2028	USD	Until 9%	30,126	-	-
Eurobonds	2021	2028	USD	CDI+6.4%	26,018	-	-
Eurobonds	2021	2031	USD	0% a 4.4%	2,217,811	-	-
Other					-	-	13,707
Total					12,952,068	9,399,276	8,715,382